PRINCIPAL ACCOUNTING POLICIES - Provision for credit losses sensitivity analysis (Details) - Credit loss of Loan recognized as a result of payment under the guarantee ¥ in Thousands	6 Months Ended
Sep. 30, 2021 CNY (¥)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Basis Point Change, favorable (as a percent)	100.00%
Increase/(Decrease), favorable	¥ 7,332
Increase/(Decrease), adverse	¥ (7,332)